Statements of Assets and Liabilities (Unaudited) (Parenthetical) (USD $)	Sep. 30, 2011	Dec. 31, 2010
Limited Partners' Capital Account [Line Items]
U.S. Government securities, amortized cost	$ 7,300,000	$ 9,598,087
SERIES A
Limited Partners' Capital Account [Line Items]
U.S. Government securities, amortized cost	4,200,000	4,949,019
SERIES B
Limited Partners' Capital Account [Line Items]
U.S. Government securities, amortized cost	$ 3,100,000	$ 4,649,068